Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	cat7_SupplementTextBlock
Supplement dated June 27, 2016
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Thermostat FundSM	5/1/2016
1.	The table under the caption “Fees and Expenses of the Fund” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes R4, R5, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R4	Class R5	Class Y	Class Z
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.17%	0.17%	0.17%	0.15%	0.10%	0.17%
Acquired fund fees and expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Total annual Fund operating expenses(d)	1.04%	1.79%	0.79%	0.77%	0.72%	0.79%
Fee waivers and/or expense reimbursements(e)	(0.02%)	(0.02%)	(0.02%)	(0.01%)	(0.01%)	(0.02%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.02%	1.77%	0.77%	0.76%	0.71%	0.77%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
(d)	“Total annual Fund operating expenses” include acquired fund (Portfolio Fund) fees and expenses (expenses the Fund incurs indirectly through its investments in other funds) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include Portfolio Fund (acquired fund) fees and expenses.
(e)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in the Portfolio Funds (acquired funds)), do not exceed the annual rates of 0.50% for Class A shares, 1.25% for Class C shares, 0.25% for Class R4 shares, 0.24% for Class R5 shares, 0.19% for Class Y shares and 0.25% for Class Z shares, through April 30, 2017. This arrangement may only be modified or amended with approval from the Fund and the Investment Manager.
2.	The expense example table that appears under the caption “Fees and Expenses of the Fund – Example” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$673	$885	$1,114	$1,771
Class C (assuming redemption of all shares at the end of the period)	$280	$561	$ 968	$2,104
Class C (assuming no redemption of shares)	$180	$561	$ 968	$2,104
Class R4 (whether or not shares are redeemed)	$ 79	$250	$ 437	$ 976
Class R5 (whether or not shares are redeemed)	$ 78	$245	$ 427	$ 953
Class Y (whether or not shares are redeemed)	$ 73	$229	$ 400	$ 894
Class Z (whether or not shares are redeemed)	$ 79	$250	$ 437	$ 976

Columbia Thermostat Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat7_SupplementTextBlock
Supplement dated June 27, 2016
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Thermostat FundSM	5/1/2016
1.	The table under the caption “Fees and Expenses of the Fund” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes R4, R5, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R4	Class R5	Class Y	Class Z
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.17%	0.17%	0.17%	0.15%	0.10%	0.17%
Acquired fund fees and expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Total annual Fund operating expenses(d)	1.04%	1.79%	0.79%	0.77%	0.72%	0.79%
Fee waivers and/or expense reimbursements(e)	(0.02%)	(0.02%)	(0.02%)	(0.01%)	(0.01%)	(0.02%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.02%	1.77%	0.77%	0.76%	0.71%	0.77%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
(d)	“Total annual Fund operating expenses” include acquired fund (Portfolio Fund) fees and expenses (expenses the Fund incurs indirectly through its investments in other funds) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include Portfolio Fund (acquired fund) fees and expenses.
(e)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in the Portfolio Funds (acquired funds)), do not exceed the annual rates of 0.50% for Class A shares, 1.25% for Class C shares, 0.25% for Class R4 shares, 0.24% for Class R5 shares, 0.19% for Class Y shares and 0.25% for Class Z shares, through April 30, 2017. This arrangement may only be modified or amended with approval from the Fund and the Investment Manager.
2.	The expense example table that appears under the caption “Fees and Expenses of the Fund – Example” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$673	$885	$1,114	$1,771
Class C (assuming redemption of all shares at the end of the period)	$280	$561	$ 968	$2,104
Class C (assuming no redemption of shares)	$180	$561	$ 968	$2,104
Class R4 (whether or not shares are redeemed)	$ 79	$250	$ 437	$ 976
Class R5 (whether or not shares are redeemed)	$ 78	$245	$ 427	$ 953
Class Y (whether or not shares are redeemed)	$ 73	$229	$ 400	$ 894
Class Z (whether or not shares are redeemed)	$ 79	$250	$ 437	$ 976

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund (Portfolio Fund) fees and expenses (expenses the Fund incurs indirectly through its investments in other funds) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include Portfolio Fund (acquired fund) fees and expenses.
Columbia Thermostat Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%	[3]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.02%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 673
3 years	rr_ExpenseExampleYear03	885
5 years	rr_ExpenseExampleYear05	1,114
10 years	rr_ExpenseExampleYear10	1,771
1 year	rr_ExpenseExampleNoRedemptionYear01	673
3 years	rr_ExpenseExampleNoRedemptionYear03	885
5 years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,771
Columbia Thermostat Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.79%	[3]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.77%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 280
3 years	rr_ExpenseExampleYear03	561
5 years	rr_ExpenseExampleYear05	968
10 years	rr_ExpenseExampleYear10	2,104
1 year	rr_ExpenseExampleNoRedemptionYear01	180
3 years	rr_ExpenseExampleNoRedemptionYear03	561
5 years	rr_ExpenseExampleNoRedemptionYear05	968
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,104
Columbia Thermostat Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%	[3]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	250
5 years	rr_ExpenseExampleYear05	437
10 years	rr_ExpenseExampleYear10	976
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	250
5 years	rr_ExpenseExampleNoRedemptionYear05	437
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 976
Columbia Thermostat Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.77%	[3]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	245
5 years	rr_ExpenseExampleYear05	427
10 years	rr_ExpenseExampleYear10	953
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	245
5 years	rr_ExpenseExampleNoRedemptionYear05	427
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 953
Columbia Thermostat Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%	[3]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	$ 73
3 years	rr_ExpenseExampleYear03	229
5 years	rr_ExpenseExampleYear05	400
10 years	rr_ExpenseExampleYear10	894
1 year	rr_ExpenseExampleNoRedemptionYear01	73
3 years	rr_ExpenseExampleNoRedemptionYear03	229
5 years	rr_ExpenseExampleNoRedemptionYear05	400
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 894
Columbia Thermostat Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%	[3]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	250
5 years	rr_ExpenseExampleYear05	437
10 years	rr_ExpenseExampleYear10	976
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	250
5 years	rr_ExpenseExampleNoRedemptionYear05	437
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 976

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
[3]	"Total annual Fund operating expenses" include acquired fund (Portfolio Fund) fees and expenses (expenses the Fund incurs indirectly through its investments in other funds) and may be higher than "Total Net Expenses" shown in the Financial Highlights section of this prospectus because "Total Net Expenses" do not include Portfolio Fund (acquired fund) fees and expenses.
[4]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in the Portfolio Funds (acquired funds)), do not exceed the annual rates of 0.50% for Class A shares, 1.25% for Class C shares, 0.25% for Class R4 shares, 0.24% for Class R5 shares, 0.19% for Class Y shares and 0.25% for Class Z shares, through April 30, 2017. This arrangement may only be modified or amended with approval from the Fund and the Investment Manager.
[5]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.